Exploration and Evaluation Assets - Additional Information (Detail) $ / shares in Units, $ in Thousands	12 Months Ended
	Apr. 30, 2021 CAD ($) USD ($) Mininginterest $ / shares	Apr. 30, 2019 CAD ($)	Apr. 30, 2021 USD ($) shares
IM Exploration Inc. [member]
Disclosure of exploration and corporate expenditure [line items]
Common shares issued upon closing of the transaction | shares			4,100,000
Fair market value at date of issue per share | $ / shares	$ 0.19
Toiyabe [member]
Disclosure of exploration and corporate expenditure [line items]
Interests acquired			100.00%
Royalty acquired percentage	3.00%
Number of mining interest acquired	165
Cash to be paid upon closing of the transaction			$ 150,000
Common shares issued upon closing of the transaction | shares			4,100,000
Fair market value at date of issue per share | $ / shares	$ 0.19
Contractual escrow period	12 months
Percentage of consideration released every three months	25.00%
Contractual escrow released period	3 months
Consideration received	$ 966
Gain (loss) that relates to identifiable assets acquired or liabilities assumed in business combination	$ 1,116
Toiyabe [member] | IM Exploration Inc. [member]
Disclosure of exploration and corporate expenditure [line items]
Interests acquired			100.00%
Royalty acquired percentage	3.00%
Lone Ranch [member]
Disclosure of exploration and corporate expenditure [line items]
Number of mining interest acquired | Mininginterest	73
Percentage of interests of undivided interest abandoned			100.00%
Costs written off		$ 82
El Creston Project [member]
Disclosure of exploration and corporate expenditure [line items]
Interests acquired			100.00%
Royalty acquired percentage	3.00%
Number of mining interest acquired | Mininginterest	9
Ajax Project [member]
Disclosure of exploration and corporate expenditure [line items]
Interests acquired			100.00%
Number of mining interest acquired | Mininginterest	6